Stock-based compensation - Stock award plan (Details) (CAD) In Thousands, except Share data, unless otherwise specified	12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 24, 2009 Stock award Chief Executive Officer	Dec. 31, 2012 Stock award Chief Executive Officer	Dec. 31, 2013 Stock award Chief Executive Officer	Sep. 24, 2010 Stock award Chief Executive Officer
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Chief Executive Officer's employment agreement extension period			2 years
Common share rights granted to the former CEO						150,000
Stock award plan units outstanding				0	0
Share of common stock issued upon settlement of stock awards				50,000
Share of common stock vested upon settlement of stock awards				50,000
Settlement of stock award plan	11,740	0		148